Goodwill and Intangible Assets - Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill [Roll Forward]
Goodwill beginning balance	$ 161,519
Goodwill ending balance	309,406
Frndly TV, Inc.
Goodwill [Roll Forward]
Frndly TV acquisition (see Note 4)	147,887
Frndly TV, Inc. | Advertising Segment
Goodwill [Roll Forward]
Goodwill beginning balance	153,357
Frndly TV acquisition (see Note 4)	35,475
Goodwill ending balance	188,832
Frndly TV, Inc. | Subscriptions Segment
Goodwill [Roll Forward]
Goodwill beginning balance	8,162
Frndly TV acquisition (see Note 4)	112,412
Goodwill ending balance	$ 120,574